Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

	Cost $	Accumulated Depreciation $	December 31, 2013 Net Carrying Value $	December 31, 2012 Net Carrying Value $

Computer hardware	4,323	4,323	-	124
Equipment	21,182	21,182	-	3,204
Furniture and fixtures	23,653	2,761	20,892	-
Demonstration equipment	157,872	-	157,872	-
Computer software	392	392	-	-
Leasehold improvements	38,163	3,750	34,413	-
	245,585	32,408	213,177	3,328

As at December 31, 2013, demonstration equipment was under construction and therefore no depreciation has been taken.

During the year ended December 31, 2013 and 2012, the Company recorded no impairment write-downs on the property and equipment.